Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Antidilutive Securities
Ant-dilutive shares	8,241,779	6,636,977
Unvested restricted incentive shares and units
Antidilutive Securities
Ant-dilutive shares	1,360,159	722,028
Share options
Antidilutive Securities
Ant-dilutive shares	6,881,620	5,914,949